After Tax Accrual for Payment of Interest and Penalties in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Income tax examination, penalties and interest accrued	$ 386	$ 470